DESCRIPTION OF PLAN - Schedule of Vesting by Periods of Service (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Less than 2	0.00%
2	20.00%
3	40.00%
4	60.00%
5	80.00%
6 or more	100.00%